Document and Entity Information	Total
Risk/Return:
Registrant Name	DELAWARE VIP TRUST
Document Type	497
Document Period End Date	Jul. 19, 2019
Central Index Key	0000814230
Amendment Flag	false
Document Creation Date	Jul. 24, 2019
Document Effective Date	Jul. 24, 2019
Prospectus Date	Jul. 19, 2019
Entity Inv Company Type	N-1A